WARRANTS	12 Months Ended
Dec. 31, 2022
WARRANTS
WARRANTS
9	WARRANTS

The following are continuities of the Company’s warrants:

		Warrants	Warrants
		issued as part of	issued upon	Broker
Number of Warrants		convertible debt	Public Offering	warrants

January 1, 2021	Balance	—	1,478,512	177,434
January 11, 2021 to February 22, 2021	Exercise of warrants	—	(1,554,082)	—
January 21, 2021 to February 18, 2021	Exercise of broker warrants	—	80,274	(160,548)
February 22, 2021	Expiry of warrants	—	(4,704)	—
December 31, 2021	Balance	—	—	16,886

September 5, 2022	Issue of warrants	979,048	—	—
December 31, 2022	Balance	979,048	—	16,886

Each unit consists of the following characteristics:

	Warrants	Warrants
	issued as part of	issued upon	Broker
	convertible debt	Public Offering	warrants
Number of shares	1	1	1
Number of Warrants	—	—	0.5
Exercise price of unit (CAD)	9.28	10.00	7.00

Warrants issued upon completion of Public Offering

Upon completion of the Public Offering on November 18, 2020, 1,478,612 Public Offering Warrants were issued resulting in an increase in the fair value of Public Offering Warrants of EUR 1,887, before issuance costs.

Between January 11, 2021, and February 22, 2021, 1,554,082 Public Offering Warrants were exercised resulting in issuance of 1,554,082 shares and cash receipt of EUR 10,085. An increase in share capital of EUR 11,916 and decrease in fair value of warrants of EUR 1,831 was recognized in the consolidated statements of changes in equity. On February 22, 2021, 4,704 Public Offering Warrants expired resulting in a decrease in fair value of warrants and corresponding increase in contributed surplus of EUR 7.

Broker Warrants issued upon completion of Public Offering

Upon completion of the Public Offering on November 18, 2020, 177,434 broker warrants (“Broker Warrants”) were issued resulting in an increase in the fair value of warrants of EUR 399, a decrease in share capital of EUR 331 and decrease in fair value of warrants of EUR 68.

Between January 21, 2021, and February 18, 2021, 160,548 Broker Warrants were exercised for 160,548 Common Shares and 80,274 Public Offering Warrants resulting in an increase in share capital of EUR 897, an increase in fair value of warrants of EUR 196 and decrease in fair value of Broker Warrants of EUR 361. Broker Warrants may still be exercised for Common Shares until date of expiry.

9WARRANTS (CONTINUED)

Warrants issued upon completion of Financing Arrangement

Upon completion of the Financing Arrangement (Note 7) on September 5, 2022, 979,048 warrants were issued with an exercise price of CAD 9.28 per warrant, each convertible to one common share of the Company and expiring 5 years after the issuance date. Under the acceleration provisions of the warrants agreement, if the Company’s common shares trade at or above CAD 11.60 for 30 consecutive trading days, the Company has the right to issue an exercise notice to warrant holders to exercise their warrants before the end of 21 days, otherwise 50% of the warrants expire. Similarly, if the Company’s common shares trade at or above CAD 18.56 for 30 consecutive trading days, the Company has the right to issue an exercise notice to warrant holders to exercise all their warrants before the end of 21 days, otherwise all the warrants expire.

Upon allocating the transaction price of the Financing Arrangement between its components of host debt liability, derivative liability and warrants, the combined fair value of the host debt liability and derivative liability exceeded the transaction price. Therefore, no residual fair value was allocated to the warrant component of the instrument in the consolidated statements of changes in equity.